Earnings Per Share	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share

Note 15:	Earnings Per Share

Earnings per share (EPS) were computed as follows:

	Year Ended December 31, 2018
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$4,282

Less allocated earnings on non-vested restricted stock	(59)
Less allocated dividends on non-vested restricted stock	(155)
Net income allocated to common stockholders	4,068
		4,952,471
Basic and diluted earnings per share			$0.82

	Year Ended December 31, 2017
	Net Income	Weighted- Average Shares	Per Share Amount
	(In thousands)

Net income	$3,546

Less allocated earnings on non-vested restricted stock	(27)
Less dividends on non-vested restricted stock	(88)
Net income allocated to common stockholders	3,431
		4,981,942
Basic and diluted earnings per share			$0.71

During 2018, earnings per share began to be presented using the two-class method. This two class method is an earnings allocation method under which earnings per share is calculated for common stock and participating securities, considering both dividends declared and participation rights in undistributed earnings as if all such earnings had been distributed during the period. Basic earnings per share was previously disclosed at $0.72 and diluted earnings per share at $0.71 for the year ended December 31, 2017.